DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 2,284	£ 2,706
Statutory position [Member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,284	2,706
Asset at 31 December	2,284	2,706
Tax disclosure [Member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,989	5,634
Deferred tax liabilities	(2,705)	(2,928)
Asset at 31 December	£ 2,284	£ 2,706